NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated July 1, 2010
to the Prospectus dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2010, the following changes shall apply only to the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund:

1.
The amount required to purchase Class A shares of the Nationwide Enhanced Income Fund and the Nationwide Short Duration Bond Fund without the imposition of a front-end sales charge, based on the size of your investment, rights of accumulation or a letter of intent discount (“Volume Discount”), is reduced from $1 million to $250,000.

2.
The Distributor shall no longer pay a “finder’s fee” to brokers or other financial intermediaries whose customers are eligible, on account of a Volume Discount, to purchase Class A shares of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund subject to a reduced or waived front-end sales charge.

3.	No contingent deferred sales charge (CDSC) shall apply to Class A shares of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund that are purchased on or after August 1, 2010.

4.
The second chart on page 31 of the Prospectus that applies to “Front-End Sales Charges for Class A Shares for Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund” is deleted and replaced with the following:

Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75%	1.78%	1.50%
$250,000 or more	None	None	None

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NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide International Index Fund
Nationwide S&P 500 Index Fund
Nationwide Bond Index Fund
Nationwide International Value Fund
Nationwide Short Duration Bond Fund
Nationwide Enhanced Income Fund
Nationwide Large Cap Value Fund
Nationwide Small Cap Index Fund
Nationwide Fund
Nationwide Mid Cap Market Index Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Value Fund
Nationwide Growth Fund

Supplement dated July 1, 2010
to the Statement of Additional Information dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (SAI).

Effective August 1, 2010, the following changes shall apply only to the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund:

1.
The amount required to purchase Class A shares of the Nationwide Enhanced Income Fund and the Nationwide Short Duration Bond Fund without the imposition of a front-end sales charge, based on the size of your investment, rights of accumulation or a letter of intent discount (“Volume Discount”), is reduced from $1 million to $250,000.

2.
The Distributor shall no longer pay a “finder’s fee” to brokers or other financial intermediaries whose customers are eligible, on account of a Volume Discount, to purchase Class A shares of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund subject to a reduced or waived front-end sales charge.

3.	No contingent deferred sales charge (CDSC) shall apply to Class A shares of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund that are purchased on or after August 1, 2010.

4.
The second chart on page 77 of the Statement of Additional Information that applies to “Class A Shares of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund” is deleted and replaced with the following:

Amount of purchase	Sales charge as % of offering price	Sales charge as % of amount invested	Dealer Commission
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75%	1.78%	1.50%
$250,000 or more	None	None	None

5.           The chart on the top of page 81 of the Statement of Additional Information under the heading “Amount of Finder’s Fee/Contingent Deferred Sales Charge” is deleted and replaced with the following:

Amount of Finder’s Fee/Contingent Deferred Sales Charge

Funds Purchased	Amount of Purchase
	$1 million to $3,999,999	$4 million to $24,999,999	$25 million or more
Nationwide International Value Fund, Nationwide U.S. Small Cap Value Fund and Nationwide Value Fund	1.00%	0.50%	0.25%
Nationwide Fund, Nationwide Growth Fund and Nationwide Large Cap Value Fund	0.50%	0.50%	0.25%
Nationwide Bond Index Fund, Nationwide Enhanced Income Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund, Nationwide Short Duration Bond Fund and Nationwide Small Cap Index Fund
	None	None	None
Nationwide Bond Fund and Nationwide Government Bond Fund	0.75%	0.50%	0.25%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE